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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment: [_];       Amendment Number: ______

This Amendment (Check only one):    [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number:     28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cindy Michel
Title:   Vice President
Phone:   212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

     /s/ Cindy Michel            New York, New York        February 14, 2012
---------------------------  --------------------------  ---------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    13F File Number                 Name
    28-______________               __________________________________________
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.













                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  84
Form 13F Information Table Value Total:  9,047,709
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

         No.  Form 13F File Number                  Name
         ---  ---------------------    --------------------------------

         1    28-13441                 Apollo Capital Management, L.P.
         2    28-13439                 Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager

*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
           COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-------------------------------  -------------- --------- --------- ------------------- ----------- -------- --------------------
                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION* MANAGER  SOLE   SHARED   NONE
-------------------------------  -------------- --------- --------- ---------- --- ---- ----------- -------- ---- ---------- ----
ACCURIDE CORP NEW                COM NEW        00439T206    10,262  1,441,259 SH       DEFINED     1           0  1,441,259    0
ACCURIDE CORP NEW                COM NEW        00439T206     4,464    627,031 SH       DEFINED     1           0    627,031    0
ACCURIDE CORP NEW                COM NEW        00439T206     4,033    566,476 SH       DEFINED     1           0    566,476    0
ACCURIDE CORP NEW                COM NEW        00439T206     1,899    266,718 SH       DEFINED     1           0    266,718    0
ACCURIDE CORP NEW                COM NEW        00439T206     1,453    204,127 SH       DEFINED     1           0    204,127    0
APOLLO COML REAL EST FIN INC     COM            03762U105    39,390  3,000,000 SH       DEFINED     1           0  3,000,000    0
CHARTER COMMUNICATIONS INC D**   CL A NEW       16117M305    20,687    363,314 SH       DEFINED     2           0    363,314    0
CHARTER COMMUNICATIONS INC D**   CL A NEW       16117M305    14,051    246,763 SH       DEFINED     2           0    246,763    0
CHARTER COMMUNICATIONS INC D**   CL A NEW       16117M305 1,783,118 31,315,736 SH       DEFINED     2           0 31,315,736    0
CHARTER COMMUNICATIONS INC D**   CL A NEW       16117M305    78,940  1,386,366 SH       DEFINED     1           0  1,386,366    0
CHARTER COMMUNICATIONS INC D**   CL A NEW       16117M305     9,107    159,945 SH       DEFINED     1           0    159,945    0
CHARTER COMMUNICATIONS INC D**   CL A NEW       16117M305     3,359     58,996 SH       DEFINED     1           0     58,996    0
CHARTER COMMUNICATIONS INC D**   CL A NEW       16117M305       564      9,913 SH       DEFINED     1           0      9,913    0
CORE MARK HOLDING CO INC         COM            218681104    19,783    499,562 SH       DEFINED     2           0    499,562    0
DANA HLDG CORP                   COM            235825205    15,060  1,239,470 SH       DEFINED     1           0  1,239,470    0
DANA HLDG CORP                   COM            235825205     6,226    512,394 SH       DEFINED     1           0    512,394    0
DANA HLDG CORP                   COM            235825205     5,599    460,851 SH       DEFINED     1           0    460,851    0
DANA HLDG CORP                   COM            235825205     2,103    173,085 SH       DEFINED     1           0    173,085    0
FAIRPOINT COMMUNICATIONS INC     COM NEW        305560302        49     11,401 SH       DEFINED     1           0     11,401    0
FAIRPOINT COMMUNICATIONS INC     COM NEW        305560302        62     14,251 SH       DEFINED     1           0     14,251    0
FELCOR LODGING TR INC            COM            31430F101    11,067  3,628,365 SH       DEFINED     1           0  3,628,365    0
FELCOR LODGING TR INC            COM            31430F101     4,613  1,512,578 SH       DEFINED     1           0  1,512,578    0
FELCOR LODGING TR INC            COM            31430F101     4,423  1,450,077 SH       DEFINED     1           0  1,450,077    0
FELCOR LODGING TR INC            COM            31430F101     2,274    745,600 SH       DEFINED     1           0    745,600    0
FELCOR LODGING TR INC            COM            31430F101     1,565    512,980 SH       DEFINED     1           0    512,980    0
FORTRESS INVESTMENT GROUP LL     CL A           34958B106     6,732  1,991,700 SH       DEFINED     1           0  1,991,700    0
FORTRESS INVESTMENT GROUP LL     CL A           34958B106     2,863    846,900 SH       DEFINED     1           0    846,900    0
FORTRESS INVESTMENT GROUP LL     CL A           34958B106     2,645    782,550 SH       DEFINED     1           0    782,550    0
FORTRESS INVESTMENT GROUP LL     CL A           34958B106     1,014    300,000 SH       DEFINED     1           0    300,000    0
FORTRESS INVESTMENT GROUP LL     CL A           34958B106       946    279,900 SH       DEFINED     1           0    279,900    0
KKR & CO L P DEL                 COM UNITS      48248M102    12,635    984,799 SH       DEFINED     1           0    984,799    0
KKR & CO L P DEL                 COM UNITS      48248M102     5,201    405,390 SH       DEFINED     1           0    405,390    0
KKR & CO L P DEL                 COM UNITS      48248M102     4,914    382,991 SH       DEFINED     1           0    382,991    0
KKR & CO L P DEL                 COM UNITS      48248M102     1,763    137,430 SH       DEFINED     1           0    137,430    0
LYONDELLBASELL INDUSTRIES N      SHS - A -      N53745100    18,226    560,960 SH       DEFINED     1           0    560,960    0
LYONDELLBASELL INDUSTRIES N      SHS - A -      N53745100   109,916  3,383,080 SH       DEFINED     1           0  3,383,080    0
LYONDELLBASELL INDUSTRIES N      SHS - A -      N53745100   100,784  3,102,004 SH       DEFINED     1           0  3,102,004    0
LYONDELLBASELL INDUSTRIES N      SHS - A -      N53745100 2,574,421 79,237,329 SH       DEFINED     2           0 79,237,329    0
LYONDELLBASELL INDUSTRIES N      SHS - A -      N53745100   202,534  6,233,745 SH       DEFINED     2           0  6,233,745    0
LYONDELLBASELL INDUSTRIES N      SHS - A -      N53745100 2,554,201 78,614,992 SH       DEFINED     2           0 78,614,992    0
MAGNACHIP SEMICONDUCTOR CORP     COM            55933J203     3,659    489,141 SH       DEFINED     1           0    489,141    0
MAGNACHIP SEMICONDUCTOR CORP     COM            55933J203     1,506    201,292 SH       DEFINED     1           0    201,292    0
MAGNACHIP SEMICONDUCTOR CORP     COM            55933J203     1,423    190,197 SH       DEFINED     1           0    190,197    0
MAGNACHIP SEMICONDUCTOR CORP     COM            55933J203       443     59,259 SH       DEFINED     1           0     59,259    0
METALS USA HLDGS CORP            COM            59132A104   266,947 23,728,650 SH       DEFINED     2           0 23,728,650    0
NORANDA ALUM HLDG CORP***        COM            65542W107   354,585 42,980,000 SH       DEFINED     2           0 42,980,000    0
PIMCO ETF TR                     ENHAN SHRT MAT 72201R833    16,344    163,200 SH       DEFINED     1           0    163,200    0
PINNACLE AIRL CORP               COM            723443107       286    349,369 SH       DEFINED     1           0    349,369    0
PINNACLE AIRL CORP               COM            723443107       537    654,368 SH       DEFINED     1           0    654,368    0
PINNACLE AIRL CORP               COM            723443107       330    402,832 SH       DEFINED     1           0    402,832    0
PINNACLE AIRL CORP               COM            723443107        82    100,000 SH       DEFINED     1           0    100,000    0
PINNACLE AIRL CORP               COM            723443107       109    133,126 SH       DEFINED     1           0    133,126    0
PLAINS EXPL& PRODTN CO           COM            726505100    23,763    647,133 SH       DEFINED     1           0    647,133    0
PLAINS EXPL& PRODTN CO           COM            726505100     9,671    263,370 SH       DEFINED     1           0    263,370    0
PLAINS EXPL& PRODTN CO           COM            726505100     8,770    238,829 SH       DEFINED     1           0    238,829    0
PLAINS EXPL& PRODTN CO           COM            726505100     3,021     82,264 SH       DEFINED     1           0     82,264    0
QUALITY DISTR INC FLA            COM            74756M102    87,716  7,797,009 SH       DEFINED     2           0  7,797,009    0
RELM WIRELESS CORP               COM            759525108       208    188,971 SH       DEFINED     1           0    188,971    0
SEMGROUP CORP                    CL A           81663A105    23,188    889,779 SH       DEFINED     1           0    889,779    0
SEMGROUP CORP                    CL A           81663A105    10,084    386,968 SH       DEFINED     1           0    386,968    0
SEMGROUP CORP                    CL A           81663A105     8,147    312,637 SH       DEFINED     1           0    312,637    0
SEMGROUP CORP                    CL A           81663A105     1,293     49,599 SH       DEFINED     1           0     49,599    0
SEMGROUP CORP                    CL A           81663A105     3,285    126,065 SH       DEFINED     1           0    126,065    0
SIRIUS XM RADIO INC              COM            82967N108    51,589 28,345,857 SH       DEFINED     2           0 28,345,857    0
SPDR S&P 500 ETF TR              TR UNIT        78462F103   232,577  1,853,200 SH  PUT  DEFINED     1           0  1,853,200    0
SPDR S&P 500 ETF TR              TR UNIT        78462F103    91,050    725,500 SH  PUT  DEFINED     1           0    725,500    0
SPDR S&P 500 ETF TR              TR UNIT        78462F103    85,440    680,800 SH  PUT  DEFINED     1           0    680,800    0
SPDR S&P 500 ETF TR              TR UNIT        78462F103     8,660     69,000 SH  PUT  DEFINED     1           0     69,000    0
SPDR S&P 500 ETF TR              TR UNIT        78462F103    21,523    171,500 SH  PUT  DEFINED     1           0    171,500    0
SPECTRUM BRANDS HLDGS INC        COM            84763R101    14,396    525,419 SH       DEFINED     1           0    525,419    0
SPECTRUM BRANDS HLDGS INC        COM            84763R101     5,854    213,656 SH       DEFINED     1           0    213,656    0
SPECTRUM BRANDS HLDGS INC        COM            84763R101     5,739    209,435 SH       DEFINED     1           0    209,435    0
SPECTRUM BRANDS HLDGS INC        COM            84763R101     1,977     72,170 SH       DEFINED     1           0     72,170    0
STRATEGIC HOTELS & RESORTS I     COM            86272T106    14,689  2,735,335 SH       DEFINED     1           0  2,735,335    0
STRATEGIC HOTELS & RESORTS I     COM            86272T106     6,023  1,121,526 SH       DEFINED     1           0  1,121,526    0
STRATEGIC HOTELS & RESORTS I     COM            86272T106     5,710  1,063,358 SH       DEFINED     1           0  1,063,358    0
STRATEGIC HOTELS & RESORTS I     COM            86272T106       723    134,645 SH       DEFINED     1           0    134,645    0
STRATEGIC HOTELS & RESORTS I     COM            86272T106     2,033    378,560 SH       DEFINED     1           0    378,560    0
VERSO PAPER CORP                 COM            92531L108    30,975 32,265,433 SH       DEFINED     2           0 32,265,433    0
XERIUM TECHNOLOGIES INC          COM NEW        98416J118        68     10,451 SH       DEFINED     1           0     10,451    0
XERIUM TECHNOLOGIES INC          COM NEW        98416J118        68     10,452 SH       DEFINED     1           0     10,452    0
XERIUM TECHNOLOGIES INC          COM NEW        98416J118        96     14,695 SH       DEFINED     1           0     14,695    0
XERIUM TECHNOLOGIES INC          COM NEW        98416J118       104     15,889 SH       DEFINED     1           0     15,889    0
XERIUM TECHNOLOGIES INC          COM NEW        98416J118        71     10,824 SH       DEFINED     1           0     10,824    0